Employee Benefit Plans - Change in Other Postretirement Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income (Loss) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Actuarial gain (loss)	$ 19	$ (29)
Total recognized in other comprehensive income (loss)	19	(29)
Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Actuarial gain (loss)	0	(98)
Total recognized in other comprehensive income (loss)	$ 0	$ (98)